Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2023 (Unaudited)

Prior to the close of business on May 19, 2023, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund), a diversified series of Eaton Vance Municipals Trust II, invested all of its investable assets in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) and owned a pro rata interest in the Portfolio’s net assets. As of the close of business on May 19, 2023, the Fund received its pro rata share of net assets from the Portfolio as part of a complete liquidation of the Portfolio. Subsequent to May 19, 2023, the Fund invests directly in securities.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
Maine Municipal Bond Bank, 4.00%, 11/1/37	$1,000	$ 928,090
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	1,500	1,250,805
New Hampshire Municipal Bond Bank, 3.00%, 8/15/34	2,000	1,684,320
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	75	61,573
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	475	468,165
		$ 4,392,953
Education — 3.3%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.007%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,692,085
Duneland School Building Corp., IN, 4.00%, 1/15/35	1,915	1,840,507
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	518,514
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/36	395	407,707
5.00%, 7/1/37	840	860,000
Ohio Higher Educational Facility Commission, (Kenyon College):
5.00%, 7/1/35	1,840	1,944,714
5.00%, 7/1/36	1,600	1,673,312
5.00%, 7/1/37	2,000	2,068,440
Ohio State University, Green Bonds, 4.00%, 12/1/38	765	713,018
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University):
4.00%, 7/1/34	1,155	1,063,293
4.00%, 9/1/34	350	330,460
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	592,780
University of Mississippi Educational Building Corp., 4.00%, 10/1/38	1,540	1,405,127
Virginia College Building Authority, 4.00%, 2/1/33	1,000	990,030
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,359,199
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,800	2,889,012
		$ 21,348,198
Electric Utilities — 2.4%
American Municipal Power, Inc., OH, (Prairie State Energy Campus):
4.00%, 2/15/35	$5,690	$ 5,366,523
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
American Municipal Power, Inc., OH, (Prairie State Energy Campus): (continued)
4.00%, 2/15/36	$1,000	$ 925,440
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	1,000	1,016,670
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	529,104
Florida Municipal Power Agency, 3.00%, 10/1/33	1,825	1,542,308
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	254,130
Los Angeles Department of Water and Power, CA, Power System Revenue, (SPA: Barclays Bank PLC), 2.30%, 7/1/34(2)	1,000	1,000,000
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	747,164
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	753,969
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	508,900
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,730	2,604,529
		$ 15,248,737
Escrowed/Prerefunded — 0.2%
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	$150	$ 151,953
Wisconsin, Environmental Improvement Fund Revenue, Prerefunded to 6/1/25, 5.00%, 6/1/32	1,000	1,017,230
		$ 1,169,183
General Obligations — 49.6%
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	$300	$ 289,557
Amarillo Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	2,725	2,532,642
Arlington Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/34	2,050	1,945,101
4.00%, 2/15/36	1,000	957,210
Auburn School District No. 408, WA, 4.00%, 12/1/35	775	729,391
Bainbridge Island School District No. 303, WA, 4.00%, 12/1/36	400	375,452
Belding Area Schools, MI, 5.00%, 5/1/30	225	229,795
Bethel Park School District, PA, 4.00%, 8/1/35	650	622,453
Beverly Hills Unified School District, CA, (Election of 2008), 0.00%, 8/1/33	755	506,197
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	770	748,301
Bexar County, TX, 3.00%, 6/15/30	6,000	5,519,340

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Boerne Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	$1,000	$ 934,050
Brookline, MA:
3.10%, 3/15/33	1,770	1,594,788
3.15%, 3/15/34	1,405	1,260,116
Burbank Unified School District, CA, (Election of 2013), 4.45%, 8/1/36	900	903,042
Burlington, VT, 5.00%, 11/1/29	45	48,157
California:
2.85%, 12/1/32	1,985	1,771,732
3.00%, 11/1/35	7,250	6,199,112
4.55%, 12/1/37	1,000	1,000,830
Cape May County, NJ, 3.00%, 10/1/31	1,000	906,810
Celina Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,135	1,098,237
Celina, TX:
1.625%, 9/1/32	3,170	2,301,293
1.75%, 9/1/34	3,280	2,253,360
Centennial School District No. 28Jt, OR, 5.00%, 6/15/34	835	889,843
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/30	450	340,659
0.00%, 8/1/31	460	332,713
0.00%, 8/1/32	530	365,917
0.00%, 8/1/33	1,575	1,031,527
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,024,254
4.00%, 9/1/33	1,000	922,150
4.00%, 9/1/34	1,000	919,060
Chandler, AZ:
2.60%, 7/1/30	3,625	3,168,032
2.85%, 7/1/32	1,925	1,657,771
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	385,660
Cheltenham School District, PA, 4.00%, 2/15/35	1,005	969,523
Chisholm Independent School District No. 695, MN:
0.00%, 2/1/37	615	319,468
0.00%, 2/1/38	820	393,083
Clark County, NV:
4.00%, 12/1/35	1,820	1,743,433
4.00%, 6/1/36	175	165,352
Cleveland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/38	1,050	965,653
Coconino County Unified School District No. 1, AZ:
1.50%, 7/1/32	1,745	1,267,655
1.75%, 7/1/34	2,055	1,432,294
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
College Station Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	$320	$ 310,176
College Station, TX:
3.35%, 2/15/34	2,085	1,843,745
3.45%, 2/15/35	2,150	1,897,826
Colonial School District, PA, 5.00%, 2/15/33	50	50,784
Comal County, TX, 4.00%, 2/1/33	5,580	5,503,219
Connecticut:
4.00%, 1/15/34	3,000	2,962,710
4.00%, 1/15/35	3,000	2,932,500
Conroe, TX, 4.125%, 3/1/39	1,895	1,670,045
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	100	100,926
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	648,535
Coopersville Area Public Schools, MI, 4.00%, 5/1/35	430	413,570
Crowley Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/29	335	354,179
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	576,695
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,400,703
Dallas Center-Grimes Community School District, IA:
3.00%, 5/1/35	1,075	892,368
3.00%, 5/1/36	910	736,354
David Douglas School District No. 40, OR:
0.00%, 6/15/31	525	371,385
0.00%, 6/15/34	1,850	1,121,525
0.00%, 6/15/35	1,250	714,625
0.00%, 6/15/36	1,690	906,702
0.00%, 6/15/37	1,000	499,760
0.00%, 6/15/38	750	348,195
Dedham, MA, 3.30%, 4/1/36	775	677,172
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/38	750	685,778
El Paso Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	481,120
Euless, TX, 5.00%, 2/15/34	125	132,844
Fairfax County, VA, 4.00%, 10/1/36	5,775	5,605,850
Falls City Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/34	570	556,953
Prerefunded to 8/15/25, 4.00%, 8/15/34	430	430,641
Florida, (Department of Transportation), 2.00%, 7/1/33	1,535	1,180,185
Forney Independent School District, TX, 0.00%, 8/15/37	275	137,687

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	$400	$ 336,000
3.00%, 8/15/36	500	404,045
Frenship Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	2,315	1,921,936
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	394,908
Georgia, 5.00%, 2/1/32	1,000	1,034,780
Glen Rose Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/28	790	830,172
5.00%, 8/15/29	795	841,977
5.00%, 8/15/30	560	597,442
5.00%, 8/15/32	935	996,925
5.00%, 8/15/33	1,020	1,086,994
5.00%, 8/15/34	330	351,110
Goodyear, AZ, 3.00%, 7/1/38	1,080	831,892
Grosse Pointe Public School System, MI, 3.00%, 5/1/36	1,580	1,266,654
Guilford County, NC, 3.00%, 5/1/35	2,220	1,910,066
Hamilton County, IN, 4.00%, 12/31/38	1,305	1,175,296
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	876,502
Harrisburg School District No. 41-2, SD:
2.00%, 8/1/32	2,230	1,720,400
2.00%, 8/1/33	1,305	977,367
Hawaii, 4.00%, 1/1/37	1,000	940,420
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	3,445	3,162,854
Hays County, TX, 3.00%, 2/15/37	1,750	1,351,822
Hempstead, NY:
2.00%, 6/15/33	6,070	4,797,485
2.00%, 6/15/34	6,190	4,768,528
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,033,720
Henrico County, VA, 3.35%, 8/1/36	4,970	4,319,228
Homewood, AL, 5.00%, 9/1/29	2,000	2,050,160
Honolulu City and County, HI, 3.00%, 9/1/31	110	99,431
Houston, TX, 4.00%, 3/1/37	1,730	1,596,980
Illinois:
Series 2022A, 5.00%, 3/1/29	2,250	2,320,087
Series 2022B, 5.00%, 3/1/29	2,000	2,062,300
Independence School District, MO, 3.25%, 3/1/38	3,455	2,774,883
Iowa City Community School District, 2.75%, 6/1/30	2,850	2,485,371
Irving, TX:
4.00%, 9/15/36	2,025	1,902,406
4.00%, 9/15/37	4,030	3,765,471
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Irving, TX: (continued)
4.00%, 9/15/37	$835	$ 780,191
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	999,960
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,423,752
Kansas City, MO:
3.00%, 2/1/35	900	749,322
4.00%, 2/1/37	2,500	2,346,800
Kennebunk, ME, 2.00%, 10/1/35	600	437,964
Knox County, TN:
3.00%, 6/1/34	3,320	2,865,558
3.00%, 6/1/35	3,490	2,947,619
Knoxville, TN, 3.00%, 5/1/39	3,365	2,591,084
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	691,164
Lake Oswego, OR, 2.50%, 6/1/33	1,405	1,145,145
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	979,440
Lane County School District No. 40, OR, 0.00%, 6/15/38	1,000	470,920
Lexington, MA:
3.10%, 2/15/34	1,290	1,151,170
3.15%, 2/15/35	595	524,802
3.20%, 2/15/36	1,195	1,033,221
Lincoln, NE, 3.00%, 5/15/33	1,040	914,389
Lone Star College System, TX, 3.00%, 2/15/36	1,695	1,388,171
Longview, TX, 4.00%, 9/1/37	1,100	1,002,738
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,695,932
Loudoun County, VA, 3.25%, 12/1/35	910	781,108
Malakoff Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	2,580	2,139,929
Marathon County, WI, 2.00%, 2/1/32	1,350	1,075,018
Massachusetts, 4.00%, 5/1/36	5,050	4,934,759
McKinney, TX, 2.50%, 8/15/35	2,080	1,624,979
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	425	408,319
Mildred Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	425	356,031
Mill Valley School District, CA:
2.80%, 8/1/31	655	578,345
2.90%, 8/1/32	1,500	1,322,220
3.00%, 8/1/33	1,235	1,088,554
3.00%, 8/1/34	2,200	1,914,946
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	360	356,522

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Monrovia Unified School District, CA, (Election of 2006):
0.00%, 8/1/34	$3,550	$ 2,216,229
0.00%, 8/1/36	1,830	1,004,304
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,241,996
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,161,745
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	150,309
Nebo School District, UT, 2.125%, 7/1/34	4,515	3,448,647
Nevada, 2.125%, 5/1/38	2,000	1,329,560
New York, NY, 5.25%, 10/1/39	2,000	2,110,940
Newport News, VA, 3.00%, 2/1/37	2,340	1,861,751
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,057,256
0.00%, 8/1/37	6,580	3,476,609
Orange County, NC:
3.25%, 8/1/36	3,325	2,853,116
3.30%, 8/1/37	3,475	2,926,124
Palo Alto Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	520	377,255
Pasadena Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/39	4,840	4,382,330
4.125%, 2/15/40	3,575	3,275,844
Pasadena, TX:
4.00%, 2/15/28	500	500,060
4.00%, 2/15/29	150	149,135
4.00%, 2/15/30	440	434,570
4.00%, 2/15/31	650	639,301
Pearland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	250	239,723
Pecos Barstow Toyah Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	1,575	1,584,214
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	890	754,061
Pennsylvania, 4.00%, 10/1/37	17,000	15,645,610
Plano, TX, 3.28%, 9/1/35	4,900	4,047,841
Portland, ME, 2.50%, 4/1/35	1,765	1,400,669
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	766,712
Racine County, WI:
0.25%, 3/1/37	860	422,742
0.50%, 3/1/38	870	417,557
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	573,321
Red Oak Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	385	338,534
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Richardson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	$600	$ 586,386
Richmond, VA:
2.60%, 7/15/37	7,845	5,889,712
2.65%, 7/15/38	8,055	5,919,458
River Falls School District, WI, 3.20%, 4/1/32	2,735	2,410,438
Romeo Community Schools, MI, 5.00%, 5/1/30	700	716,751
Romulus, MI:
4.00%, 11/1/31	250	249,525
4.00%, 11/1/32	100	99,477
4.00%, 11/1/33	250	248,153
Round Rock, TX:
4.00%, 8/15/35	395	379,808
4.00%, 8/15/38	725	648,542
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	483,805
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,418,629
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	442,242
Somerville, MA, 1.75%, 10/15/34	4,335	3,248,215
Southside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	500	479,530
Spokane, WA, 4.00%, 12/1/36	2,980	2,762,788
St. Charles County Francis Howell R-III School District, MO, 3.00%, 3/1/33	6,500	5,589,870
St. Charles School District, MO, 3.00%, 3/1/38	1,250	959,900
Stamford, CT, 2.00%, 8/15/33	805	622,764
Sugar Land, TX, 4.00%, 2/15/36	1,000	951,480
Travis County, TX:
3.375%, 3/1/38	2,585	2,105,948
3.375%, 3/1/38	1,105	900,221
Tukwila, WA, 4.00%, 12/1/35	500	486,085
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	542,537
Tyler Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	2,000	2,053,660
Umatilla School District No. 6R, Umatilla County, OR:
0.00%, 6/15/29	115	88,502
0.00%, 6/15/30	110	80,471
Union County, NC:
3.00%, 9/1/35	1,500	1,286,055
3.00%, 9/1/36	2,250	1,880,325
United Independent School District, TX:
4.00%, 2/15/33	350	335,104
4.00%, 2/15/34	535	521,743

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
United Independent School District, TX: (continued)
4.00%, 2/15/36	$580	$ 545,107
4.00%, 2/15/37	600	545,040
Upper St. Clair Township, PA, 4.00%, 6/1/34	800	787,176
Vestavia Hills, AL, 4.00%, 8/1/35	800	780,064
Village of Dobbs Ferry, NY:
2.85%, 10/15/35	475	366,387
3.00%, 10/15/36	490	385,346
Wake County, NC, 3.00%, 4/1/37	1,880	1,539,269
Washington, 5.00%, 8/1/39	1,205	1,242,186
West St. Paul-Mendota Heights-Eagan Independent School District No. 197, MN, 3.55%, 2/1/36	7,615	6,880,686
Westchester County, NY, 2.00%, 10/15/33	650	502,184
Wichita Falls Independent School District, TX, (PSF Guaranteed), 3.00%, 2/1/38	3,000	2,357,160
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	355,795
Williamson County, TX, 3.00%, 2/15/33	3,250	2,823,015
Willis Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/34	1,705	1,467,476
Wisconsin Rapids School District, 2.00%, 4/1/34	1,030	761,417
Worthington City School District, OH:
0.00%, 12/1/28	125	97,959
0.00%, 12/1/29	400	297,400
0.00%, 12/1/30	715	505,276
0.00%, 12/1/31	295	198,004
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	85,442
Ysleta Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/37	405	371,430
		$319,941,462
Hospital — 7.8%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	$90	$ 88,964
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	465	476,392
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	339,991
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	92,675
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 8/1/28	7,035	7,217,418
5.00%, 8/1/34	1,575	1,600,846
5.00%, 8/1/35	2,650	2,669,981
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	$3,000	$ 3,095,580
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	333,403
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	950	859,892
Grand Forks County, ND:
4.00%, 10/1/35	1,140	1,118,226
Prerefunded to 10/1/30, 4.00%, 10/1/35	340	345,960
Harris County Cultural Education Facilities Finance Corp., TX, (Children's Hospital), (LOC: TD Bank, N.A.), 4.05%, 10/1/45(2)	10,000	10,000,000
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,001,310
5.00%, 11/15/32	1,000	1,000,540
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,013,020
5.00%, 10/1/31	1,500	1,508,235
5.00%, 10/1/32	2,000	2,011,300
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	880,364
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	250	248,677
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	1,828,492
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	440	430,632
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,010,190
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):
5.00%, 8/1/28	500	510,940
5.00%, 8/1/29	500	510,520
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/27	700	718,207
5.00%, 7/1/28	600	614,880
5.00%, 7/1/31	275	280,970
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	150,269
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	700	702,226
Public Finance Authority, WI, (Renown Regional Medical Center), 5.00%, 6/1/36	2,310	2,310,300
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	148,203

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	$625	$ 626,981
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,555	1,578,636
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	285	288,591
5.00%, 12/1/28	320	324,346
5.00%, 12/1/30	300	303,426
5.00%, 12/1/31	70	70,655
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	125	124,348
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	407,360
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	401,999
		$ 50,244,945
Housing — 6.4%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 5.75%, 11/1/53	$5,000	$ 5,131,200
Georgia Housing & Finance Authority, 3.65%, 12/1/32	185	171,752
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/53	3,500	3,707,970
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/37	3,035	2,810,289
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
Social Bonds, 1.50%, 1/1/31	300	238,023
Social Bonds, 1.60%, 7/1/31	175	137,833
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	283,020
2019 Series A, 4.00%, 8/1/35	440	415,589
2019 Series C, 4.00%, 8/1/33	525	502,115
2019 Series C, 4.00%, 8/1/34	240	229,265
(FHLMC), (FNMA), (GNMA), 2.55%, 7/1/39	1,375	1,061,899
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	3,000	3,109,140
New York City Housing Development Corp., NY:
2.65%, 11/1/27	60	55,441
2.85%, 11/1/29	20	18,110
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	150	141,733
New York Mortgage Agency:
2.30%, 10/1/30	1,000	852,770
3.65%, 4/1/32	95	94,306
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 6.25%, 10/1/53(3)	$5,845	$ 6,135,438
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	6,946,028
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 1/1/54(3)	3,000	3,149,310
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 6.00%, 1/1/54	5,000	5,238,600
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,059	1,033,277
Virginia Housing Development Authority, 2.55%, 5/1/27	90	84,110
		$ 41,547,218
Insured - Bond Bank — 1.6%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$10,855	$ 10,425,468
		$ 10,425,468
Insured - Education — 0.3%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
(AGM), 5.00%, 10/1/33	$500	$ 522,095
(AGM), 5.00%, 10/1/35	800	830,424
Troy University, AL, (AGM), 5.00%, 11/1/35	460	481,602
		$ 1,834,121
Insured - Electric Utilities — 0.7%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project J), (AGM), 4.00%, 1/1/36	$310	$ 291,970
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M):
(AGM), 4.00%, 1/1/36	435	409,700
(AGM), 4.00%, 1/1/37	470	440,446
(AGM), 5.00%, 7/1/30	250	263,310
(AGM), 5.00%, 7/1/31	275	290,282
(AGM), 5.00%, 7/1/32	465	492,826
(AGM), 5.00%, 7/1/33	330	350,483
(AGM), 5.00%, 7/1/34	365	386,692
(AGM), 5.00%, 7/1/35	310	326,656
(AGM), 5.00%, 7/1/36	500	520,035
(AGM), 5.00%, 7/1/37	490	504,338
(AGM), 5.00%, 7/1/38	405	413,088
		$ 4,689,826

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.9%
Cattaraugus County, NY :
(AGM), 4.00%, 5/15/36	$960	$ 943,824
(AGM), 4.00%, 5/15/37	730	696,704
Fort Bend County Municipal Utility District No. 58, TX:
(BAM), 3.00%, 4/1/26	10	9,601
(BAM), 3.00%, 4/1/32	360	313,679
Mauston School District, WI, (AGM), 1.60%, 3/1/34	2,565	1,752,895
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	692,698
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/34	400	243,244
(BAM), 0.00%, 8/1/35	425	244,507
(BAM), 0.00%, 8/1/36	500	270,040
(BAM), 0.00%, 8/1/37	750	378,090
(BAM), 0.00%, 8/1/38	500	235,740
		$ 5,781,022
Insured - Lease Revenue/Certificates of Participation — 0.6%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 101,891
Fairfield, CA, Certificates of Participation:
(AGC), 0.00%, 4/1/34	1,000	619,800
(AGC), 0.00%, 4/1/37	5,000	2,587,200
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	175	177,306
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	180	185,809
		$ 3,672,006
Insured - Special Tax Revenue — 0.1%
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AGM), 3.00%, 9/1/36	$880	$ 678,357
Vineyard Redevelopment Agency, UT, (AGM), 4.00%, 5/1/36	135	128,660
		$ 807,017
Insured - Transportation — 0.8%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$275	$ 279,909
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/33	2,250	2,307,443
(AGM), 5.00%, 1/1/34	2,485	2,546,876
		$ 5,134,228
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 254,750
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	320	245,898
(AGM), 2.00%, 10/1/34	30	21,771
		$ 522,419
Lease Revenue/Certificates of Participation — 3.1%
Aspen Fire Protection District, CO, 4.00%, 12/1/32	$105	$ 101,274
California Public Works Board, 4.00%, 5/1/36	305	301,538
Colorado Department of Transportation:
5.00%, 6/15/30	350	357,399
5.00%, 6/15/31	310	315,782
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/29	3,000	3,085,800
5.00%, 6/1/30	3,000	3,076,560
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	650,050
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	160	167,923
Greene County, MO, Certificates of Participation, 4.00%, 3/1/35	2,000	1,916,760
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,519,697
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 10/1/38	2,450	2,541,018
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,439,367
Noblesville Multi-School Building Corp., IN, 3.00%, 7/15/33	275	240,771
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	507,755
		$ 20,221,694
Other Revenue — 7.6%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	$5,300	$ 5,043,374
Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	2,020	1,871,853
Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City), 5.00%, 12/1/34	2,425	2,560,048
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	514,310
5.00%, 4/1/29	275	282,233

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	$23,115	$ 21,501,804
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,484,900
5.00% to 6/1/31 (Put Date), 12/1/53	1,500	1,489,530
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/29	85	90,035
New York City Transitional Finance Authority, NY, 5.00%, 5/1/38	5,000	5,241,350
Philadelphia Energy Authority:
Sustainability Bonds, 5.00%, 11/1/33	850	909,296
Sustainability Bonds, 5.00%, 11/1/38	850	868,233
Sustainability Bonds, 5.00%, 11/1/43	750	747,908
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	6,150	5,800,741
		$ 49,405,615
Senior Living/Life Care — 1.4%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,655	$ 1,569,205
4.00%, 1/1/31	250	235,210
4.00%, 1/1/32	350	326,795
4.00%, 1/1/33	600	555,798
4.00%, 1/1/34	685	628,926
4.00%, 1/1/35	615	556,433
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	50,075
5.00%, 11/15/30	910	911,019
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	100,363
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,031,636
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	311,640
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	929,050
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	10	9,749
Series 2016A, 5.00%, 10/1/31	300	291,588
Washington Housing Finance Commission, WA, (Emerald Heights), 5.00%, 7/1/38	1,580	1,544,561
		$ 9,052,048
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 4.7%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/28	$420	$ 423,263
5.00%, 5/1/29	450	452,097
5.00%, 5/1/30	575	575,702
5.00%, 5/1/31	575	574,500
5.00%, 5/1/32	725	723,564
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 4.06%, 11/1/38(2)	2,100	2,100,000
Connecticut, Special Tax Obligation, (Transportation Infrastructure):
5.00%, 7/1/34	1,000	1,088,790
5.00%, 7/1/39(3)	3,000	3,146,670
Downtown Smyrna Development Authority, GA, 4.00%, 2/1/35	360	357,156
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/30	950	972,781
5.00%, 4/1/31	895	916,668
5.00%, 4/1/32	735	752,625
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37	1,995	1,850,183
4.00%, 2/1/38	310	283,399
5.00%, 8/1/33	1,190	1,190,524
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/37	6,950	6,501,655
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,812,528
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	2,778,111
4.00%, 3/15/39	2,900	2,637,231
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/39	1,000	1,056,080
		$ 30,193,527
Transportation — 4.5%
Central Texas Regional Mobility Authority, 4.00%, 1/1/34	$70	$ 67,955
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/28	150	149,994
5.00%, 1/1/29	150	149,967
5.00%, 1/1/30	500	499,985
5.00%, 1/1/31	1,000	999,840
5.25%, 1/1/32	2,565	2,627,176
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,488,207
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	507,350

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Illinois Toll Highway Authority:
5.00%, 1/1/29	$175	$ 178,444
5.00%, 12/1/32	350	354,753
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
5.00%, 5/15/34	250	254,038
(AMT), 5.00%, 5/15/33	225	239,645
Maryland Department of Transportation, 3.00%, 9/1/32	5,000	4,434,000
Metropolitan Transportation Authority, NY, 3.988%, (67% of SOFR + 0.43%), 11/1/26(1)	1,440	1,425,514
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	153,927
North Texas Tollway Authority:
4.125%, 1/1/39	6,000	5,404,320
5.00%, 1/1/37	1,350	1,411,182
Port Authority of New York and New Jersey, 4.00%, 7/15/36	1,390	1,304,793
Portland, ME, Airport Revenue:
Green Bonds, 5.00%, 1/1/29	225	235,890
Green Bonds, 5.00%, 1/1/31	370	388,748
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/28	1,370	1,416,648
5.00%, 7/1/31	300	310,497
5.00%, 7/1/32	660	681,569
5.00%, 7/1/33	600	616,848
5.00%, 7/1/34	450	461,038
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,030,084
		$ 28,792,412
Water and Sewer — 4.1%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 4.09%, 11/1/28(2)	$3,200	$ 3,200,000
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/37	800	756,360
Indiana Finance Authority, (CWA Authority, Inc.), 4.00%, 10/1/36	1,475	1,374,538
Indiana Finance Authority, (CWA Authority, Inc.), Green Bonds, 4.00%, 10/1/37	1,595	1,451,227
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	275	262,787
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	578,059
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,678,648
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	514,830
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Metropolitan Utilities District of Omaha Water System Revenue, NE, 3.25%, 12/1/31	$1,720	$ 1,536,476
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/37	155	147,093
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	564,549
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	600,162
4.00%, 11/1/30	670	669,578
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, 4.00%, 10/1/37	185	179,071
Santa Maria, CA, Water & Wastewater Revenue:
3.00%, 2/1/35	2,565	2,181,148
3.00%, 2/1/36	1,580	1,310,326
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,691,727
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,010,561
4.00%, 10/15/36	500	475,295
4.00%, 10/15/36	700	665,413
Winston-Salem, NC, Water & Sewer System Revenue, 2.375%, 6/1/38	2,185	1,542,894
		$ 26,390,742
Total Tax-Exempt Municipal Obligations (identified cost $692,958,141)		$650,814,841

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(4)	368,903	$ 368,903
Total Short-Term Investments (identified cost $368,903)		$ 368,903
Total Investments — 101.0% (identified cost $693,327,044)		$651,183,744
Other Assets, Less Liabilities — (1.0)%		$ (6,388,149)
Net Assets — 100.0%		$644,795,595

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2023.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2023.
(3)	When-issued security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.
At October 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	20.9%
Others, representing less than 10% individually	80.0%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2023, 5.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 4.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2023.
Affiliated Investments
At October 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $368,903, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Portfolio for the period from February 1, 2023 through May 19, 2023 and by the Fund for the period from May 20, 2023 through October 31, 2023, were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$55,719,647	$302,228,971	$(357,579,715)	$ —	$ —	$368,903	$614,958	368,903
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

At October 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$650,814,841	$ —	$650,814,841
Short-Term Investments	368,903	—	—	368,903
Total Investments	$368,903	$650,814,841	$ —	$651,183,744
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.